Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
May 31, 2011
Columbia Real Estate Equity Fund | | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	27.96%
5 Years	3.04%
10 Years	10.77%
Columbia Connecticut Tax-Exempt Fund | | Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.39%
5 Years	4.49%
10 Years	4.74%
Columbia Massachusetts Tax-Exempt Fund | | Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.96%
5 Years	4.45%
10 Years	4.99%